CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues	$ 2,336,344	$ 2,757,901
Cost of Goods Sold	1,697,312	1,782,723
Gross Profit	639,032	975,178
Research and Development Expenses, net	105,186	151,576
Selling, General and Administrative Expenses	933,624	822,002
Business acquisition expenses	172,174	0
Total Operating Expenses	1,210,984	973,578
Operating Income (Loss)	(571,952)	1,600
Interest Expense	(4,849)	(807)
Net Income (Loss)	$ (576,801)	$ 793
Loss Per Share:
Basic and Fully Diluted	$ (0.04)	$ 0.00
Weighted Average Common Shares Outstanding:
Basic	13,282,476	13,191,789
Fully Diluted	13,282,476	13,684,233